Business Combinations - Property and Equipment (Details) - P3 LLC - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 03, 2021
Business Combinations
Total property and equipment	$ 7,875	$ 7,875
Leasehold improvements
Business Combinations
Total property and equipment	1,537
Furniture & fixtures
Business Combinations
Total property and equipment	1,081
Computer equipment & software
Business Combinations
Total property and equipment	3,066
Medical equipment
Business Combinations
Total property and equipment	414
Software (development in process)
Business Combinations
Total property and equipment	$ 1,777